Related Parties (Details) - Schedule of material transactions with its related parties - AUD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Material Transactions With Its Related Parties Abstract
Interest charged to an associate company		$ 10,921
Revenue received from related parties	[1]			8,490
General consultancy and management fee paid to a related party	[1]			282,971
Purchase of products from related parties	[1]			29,794
Company secretarial, taxation service and CFO fee paid to a related company	[2]		561,758	607,659
Consultancy fee paid to a related party	[3]		225,860
Purchase of products from a related party	[4]			274,417
Sales to a related party	[5]			$ 315,034

[1]	A former director controlled the entities providing the consultancy and management services. These transactions were carried at market value in the ordinary course of business.
[2]	Mr. Cecil Ho, former Company Secretary and CFO controlled the entity providing professional services.
[3]	A former director, is a director of the related party.
[4]	A former director of the Company controlled the entity. The transactions were carried at the then current market value in the ordinary course of business.
[5]	The related party is one of the subsidiaries of our shareholder.